FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
FAIR VALUE DISCLOSURES [Abstract]
Value of collateral-dependent impaired loans that will be reviewed by independent third party, minimum	$ 250,000
Value of collateral-dependent impaired loans that will be reviewed by special assets group, maximum	250,000
Discount on appraisal value of retails properties (in hundredths)	5.00%
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount	8,800,000		11,000,000
Capitalized mortgage loan servicing rights, valuation allowance	6,100,000		6,500,000
Capitalized mortgage loan servicing rights recoveries	500,000		(3,300,000)		(900,000)
Collateral dependent loans, carrying amount	22,800,000		33,900,000
Collateral dependent loans, valuation allowance	6,500,000		10,300,000
Additional provision for loan losses on impaired loans	2,000,000		8,900,000		12,000,000
Other real estate, carrying amount	7,300,000		16,900,000
Other real estate, valuation allowance	6,000,000		14,700,000
Other real estate, additional charge	1,500,000		5,400,000		6,200,000
Total gains (losses) realized and unrealized [Abstract]
Steps in simulation model used to determine fair value of amended warrants	500-step lattice
Number of binomial lattice specified variables	14
Fair value option - Loans held for sale [Abstract]
Loans held for sale	47,487,000		44,801,000
Difference	1,843,000		1,403,000		(100,000)
Income Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Capitalization rate (in hundredths)	10.80%
Income Approach [Member] | Other Real Estate Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Capitalization rate (in hundredths)	12.30%
Present Value of Net Servicing Revenue [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate (in hundredths)	11.00%
Cost to service	83
Ancillary income	43
Float rate (in hundredths)	0.84%
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	16.70%
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	9.50%
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	(12.40%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage and Installment [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	(6.30%)
Aggregate Fair Value [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	47,487,000		44,801,000		50,098,000
Contractual Principal [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	45,644,000		43,398,000		50,198,000
Amended Warrant [Member]
Liability [Roll Forward]
Beginning balance	(174,000)		(1,311,000)
Total gains (losses) realized and unrealized [Abstract]
Included in results of operations	(285,000)		1,137,000
Included in other comprehensive income	0		0
Purchases, issuances, settlements, maturities and calls	0		0
Transfers in and/or out of Level 3	0		0
Ending balance	(459,000)		(174,000)
Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	(285,000)		1,137,000
Quantitative information of fair value of liability under unobservable inputs [Abstract]
(Liability) Fair Value	(459,000)		(174,000)
Amended Warrant [Member] | Binomial Lattice Model [Member]
Quantitative information of fair value of liability under unobservable inputs [Abstract]
Percentage of probability of non-permitted equity raise (in hundredths)	0.50%		1.00%
Expected discount to stock price in an equity raise (in hundredths)	10.00%		10.00%
Dollar amount of expected capital raise	100,000,000		100,000,000
Expected time of non-permitted equity raise	Apr. 30, 2013		Apr. 30, 2013
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets, Securities	33,000		45,000		(22,000)
Net Gains (Losses) on Assets, Loans	0		0		0
Total Change in Fair Values Included in Current Period Earnings	33,000		45,000		(22,000)
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets, Securities	0		0		0
Net Gains (Losses) on Assets, Loans	440,000		1,503,000		(378,000)
Total Change in Fair Values Included in Current Period Earnings	440,000		1,503,000		(378,000)
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	110,000		77,000
Securities available for sale [Abstract]
U.S. agency	30,667,000		25,017,000
US agency residential mortgage backed	127,412,000		94,206,000
Private label residential mortgage-backed	8,194,000		8,268,000
Obligations of states and political subdivisions	39,051,000		27,317,000
Trust preferred	3,089,000		2,636,000
Loans held for sale	47,487,000		44,801,000
Derivatives	1,368,000	[1]	857,000	[1]
Liabilities [Abstract]
Derivatives	1,320,000	[2]	1,883,000	[2]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Home equity line of credit - 1st lien			53,000	[5]
Installment [Abstract]
Home equity installment - 1st lien	59,000	[5]	100,000	[5]
Loans held for sale relating to branch sale	3,292,000	[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities	110,000
Securities available for sale [Abstract]
Derivatives	0
Liabilities [Abstract]
Derivatives	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	110,000		77,000
Securities available for sale [Abstract]
U.S. agency	0		0
US agency residential mortgage backed	0		0
Private label residential mortgage-backed	0		0
Obligations of states and political subdivisions	0		0
Trust preferred	0		0
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Home equity line of credit - 1st lien			0	[5]
Installment [Abstract]
Home equity installment - 1st lien	0	[5]	0	[5]
Loans held for sale relating to branch sale	0	[5]
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities	0
Securities available for sale [Abstract]
Derivatives	1,368,000
Liabilities [Abstract]
Derivatives	861,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
U.S. agency	30,667,000		25,017,000
US agency residential mortgage backed	127,412,000		94,206,000
Private label residential mortgage-backed	8,194,000		8,268,000
Obligations of states and political subdivisions	39,051,000		27,317,000
Trust preferred	3,089,000		2,636,000
Loans held for sale	47,487,000		44,801,000
Derivatives	1,368,000	[1]	857,000	[1]
Liabilities [Abstract]
Derivatives	861,000	[2]	1,709,000	[2]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Home equity line of credit - 1st lien			0	[5]
Installment [Abstract]
Home equity installment - 1st lien	0	[5]	0	[5]
Loans held for sale relating to branch sale	3,292,000	[5]
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities	0
Securities available for sale [Abstract]
Derivatives	0
Liabilities [Abstract]
Derivatives	459,000
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	8,814,000
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	8,814,000
Impaired loan [Abstract]
Commercial	13,190,000
Mortgage	3,074,000
Other real estate [Abstract]
Commercial	3,276,000
Mortgage and Installment	3,999,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
U.S. agency	0		0
US agency residential mortgage backed	0		0
Private label residential mortgage-backed	0		0
Obligations of states and political subdivisions	0		0
Trust preferred	0		0
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	459,000	[2]	174,000	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Home equity line of credit - 1st lien			53,000	[5]
Installment [Abstract]
Home equity installment - 1st lien	59,000	[5]	100,000	[5]
Loans held for sale relating to branch sale	$ 0	[5]

[1]	Included in accrued income and other assets
[2]	Included in accrued expenses and other liabilities
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Only includes other real estate with subsequent write downs to fair value.